Investments (Securities Lending Remaining Tenor) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Securities Financing Transaction [Line Items]
Total	$ 6,642	$ 8,981
Maturity Overnight
Securities Financing Transaction [Line Items]
Total	2,129	2,641
Maturity Less than 30 Days
Securities Financing Transaction [Line Items]
Total	2,496	4,423
Maturity 30 to 180 Days
Securities Financing Transaction [Line Items]
Total	2,017	1,917
U.S. government and agency
Securities Financing Transaction [Line Items]
Total	5,778	7,109
U.S. government and agency | Maturity Overnight
Securities Financing Transaction [Line Items]
Total	2,129	2,631
U.S. government and agency | Maturity Less than 30 Days
Securities Financing Transaction [Line Items]
Total	1,906	3,140
U.S. government and agency | Maturity 30 to 180 Days
Securities Financing Transaction [Line Items]
Total	1,743	1,338
U.S. corporate
Securities Financing Transaction [Line Items]
Total	480	311
U.S. corporate | Maturity Overnight
Securities Financing Transaction [Line Items]
Total	0	9
U.S. corporate | Maturity Less than 30 Days
Securities Financing Transaction [Line Items]
Total	480	302
U.S. corporate | Maturity 30 to 180 Days
Securities Financing Transaction [Line Items]
Total	0	0
Agency RMBS
Securities Financing Transaction [Line Items]
Total	274	1,518
Agency RMBS | Maturity Overnight
Securities Financing Transaction [Line Items]
Total	0	0
Agency RMBS | Maturity Less than 30 Days
Securities Financing Transaction [Line Items]
Total	0	939
Agency RMBS | Maturity 30 to 180 Days
Securities Financing Transaction [Line Items]
Total	274	579
Foreign corporate
Securities Financing Transaction [Line Items]
Total	58	0
Foreign corporate | Maturity Overnight
Securities Financing Transaction [Line Items]
Total	0	0
Foreign corporate | Maturity Less than 30 Days
Securities Financing Transaction [Line Items]
Total	58	0
Foreign corporate | Maturity 30 to 180 Days
Securities Financing Transaction [Line Items]
Total	0	0
Foreign government
Securities Financing Transaction [Line Items]
Total	52	43
Foreign government | Maturity Overnight
Securities Financing Transaction [Line Items]
Total	0	1
Foreign government | Maturity Less than 30 Days
Securities Financing Transaction [Line Items]
Total	52	42
Foreign government | Maturity 30 to 180 Days
Securities Financing Transaction [Line Items]
Total	$ 0	$ 0